Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (922,509)	$ (1,110,438)	$ (2,984,705)	$ (1,666,077)	$ (3,833,857)	$ (3,774,887)	$ (1,927,419)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net of tax	(17,748)	(25,040)	20,583	66,906	(146,737)	(17,014)	7,666
Unrealized (loss) gain on available-for-sale securities, net of tax	(2,429)	3,595	(2,263)	3,595	3,273
Other comprehensive income (loss), net of tax	(20,177)	(21,445)	18,320	70,501	(143,464)	(17,014)	7,666
Comprehensive loss	(942,686)	(1,131,883)	(2,966,385)	(1,595,576)	(3,977,321)	(3,791,901)	(1,919,753)
Net (income) loss attributable to noncontrolling interests	33,664	246,609	63,505	618,379	704,499	510,149	316,627
Other comprehensive (income) loss attributable to noncontrolling interests	(273)	(586)	24,221	(12,304)	(23,161)	(1,108)	18,931
Comprehensive loss attributable to WeWork Inc.	$ (909,295)	$ (885,860)	$ (2,878,659)	$ (989,501)	$ (3,295,983)	$ (3,282,860)	$ (1,584,195)